Related Party Transactions	12 Months Ended
Oct. 31, 2025
Related Party Transactions [Abstract]
Related party transactions
15.	Related party transactions

(a)	Amount due from related parties

As of October 31, 2025 and 2024, amount due from related parties consisted of the following:

	October 31, 2025	October 31, 2024
Xiaozhong Lin (1)	$36,815	—
Total	$36,815	$—
(1)	Xiaozhong Lin, Chairman and CEO of the Company

The balance of due from Xiaozhong Lin is the petty cash provided by the Company for daily operating use.

(b)	Amount due to related parties

As of October 31, 2025 and 2024, amount due to related parties consisted of the following:

	October 31, 2025	October 31, 2024
Xiaozhong Lin(1)	$-	$79,301
Xuefen Zhang(2)	-	70,456
Total	$-	$149,757
(1)	Xiaozhong Lin, Chairman and CEO of the Company
(2)	Xuefen Zhang, director and Chief Operating Officer of the Company

As of October 31, 2024, Xiaozhong, Lin and Xuefen Zhang provided loans in the aggregate amount of $149,757 to the Company, as unsecured, interest-free and repayable on demand for working capital purposes.